Financial debt - Movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 54,082	€ 44,390	€ 10,119
Additions	134,449	8,806	35,625
Capitalized interest	11,424	4,632
Repayments	(4,992)	(4,097)	(1,767)
Fair value Variation	(13,759)	389	407
Effect of movements in exchange rates	48	(38)	6
Ending balance	181,250	54,082	44,390
Total Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Beginning balance	27,205
Additions	13,111
Capitalized interest	7,486
Repayments	(2,606)
Fair value Variation	0
Effect of movements in exchange rates	0
Ending balance	45,197	27,205
PGE SG 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,096	2,926	3,339
Repayments	(835)	(830)	(413)
Ending balance	1,261	2,096	2,926
PGE BPI France 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,269	3,094	3,300
Repayments	(825)	(825)	(206)
Ending balance	1,444	2,269	3,094
PGE CA 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,096	2,926	3,339
Repayments	(835)	(830)	(413)
Ending balance	1,261	2,096	2,926
PPR CA 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780	1,780
Additions			1,780
Ending balance	1,780	1,780	1,780
PPR SG 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780	1,780
Additions			1,780
Ending balance	1,780	1,780	1,780
PGE BPI France 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780	1,780
Additions			1,780
Repayments	(111)
Ending balance	1,669	1,780	1,780
EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	15,400	15,400
Additions			15,400
Capitalized interest	7,486
Ending balance	22,886	15,400	15,400
EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Additions	13,107
Ending balance	13,107
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Beginning balance	5
Additions	4
Ending balance	9	5
Derivatives
Disclosure of detailed information about borrowings [line items]
Beginning balance	10,265
Additions	101,209
Capitalized interest	0
Repayments	0
Fair value Variation	(13,759)
Effect of movements in exchange rates	0
Ending balance	97,715	10,265
EIB Warrants Tranche A
Disclosure of detailed information about borrowings [line items]
Beginning balance	10,265
Fair value Variation	1,722
Ending balance	11,987	10,265
EIB Warrants Tranche B
Disclosure of detailed information about borrowings [line items]
Additions	11,809
Fair value Variation	519
Ending balance	12,328
T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Additions	89,400
Fair value Variation	(16,000)
Ending balance	73,400
Accrual Interests
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,724	319	11
Additions			308
Capitalized interest		3,405
Ending balance		3,724	319
Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,719
Capitalized interest	758
Ending balance	4,477	3,719
Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	6,327
Additions	19,701	5,100
Capitalized interest	3,179	1,227
Repayments	0
Fair value Variation	0
Effect of movements in exchange rates	0
Ending balance	29,207	6,327
2023 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Beginning balance	6,327
Capitalized interest	1,723
Ending balance	8,050	6,327
2024 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Additions	19,701
Capitalized interest	1,456
Ending balance	21,157
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	6,566	4,510	130
Additions	428	3,706	5,109
Repayments	(2,386)	(1,612)	(735)
Effect of movements in exchange rates	48	(38)	6
Ending balance	4,654	6,566	4,510
EIB Warrants 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 10,265	9,876
Additions			9,469
Fair value Variation		389	407
Ending balance		€ 10,265	€ 9,876